Bank and Other Borrowings	12 Months Ended
Mar. 31, 2025
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS

17. BANK AND OTHER BORROWINGS

Bank and other borrowings were as follows as of the respective balance sheet dates:

	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Bank borrowing - current portion (Note a)	-	2,317
Other borrowings from third parties (Note b)	2,117	-
	2,117	2,317

(a)	On October 26, 2023, OneConstruction Engineering Projects Limited (“OneC Engineering”), the subsidiary of the Company entered into a bank facility agreement with the Hongkong and Shanghai Banking Corporation Limited, a commercial bank in Hong Kong, pursuant to which OneC Engineering was entitled to borrow a loan of approximately US$2,332,000 (HK18,000,000) with interest rate at HIBOR + 1.7% to 1.8% per annum, and the loan was also guaranteed by (i), a guarantee with a third party (which was a then related company of the Company as at March 31, 2024); and (ii) a guarantee with limited amount to HK$23,170,000, plus default interest and other costs and expenses as further set out in the guarantee from a related party as at March 31, 2024.

The bank borrowings were fully repaid in December 2024. Interest expense of $114,000 and $10,000 related to such borrowings were recognized during the year ended March 31, 2025 and 2024, respectively.

(b)	The other borrowings from third parties were unsecured, bear interest at fixed rates ranging from 5.25% to 5.875% per annum, and are repayable within 12 months from the balance sheet date. The borrowings are not subject to any financial covenants, are not secured by any company assets, and were not in default as of March 31, 2025.

The Company recognized interest expense of $84,000 related to these borrowings during the year ended March 31, 2025. The outstanding principal balance of these borrowings as of March 31, 2025 was $2,117,000.